Operations	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operations
1.	Operations
Bilibili Inc. (the “Company” or “Bilibili”) is an iconic brand and a leading video community for young generations in China. Incorporated as a limited liability company in the Cayman Islands in December 2013, the Company, through its consolidated subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”), is primarily engaged in the operation of providing online entertainment services to users in the People’s Republic of China (the “PRC” or “China”).
In April 2018, the Company completed its IPO on the NASDAQ Global Select Market. In March 2021, the Company successfully listed its Class Z ordinary shares on the main board of the Hong Kong Stock Exchange.
On October 3, 2022 (the “Primary Conversion Effective Date”), the Company’s voluntary conversion of its secondary listing status to primary listing on the main board of the Hong Kong Stock Exchange became effective. The Company became a dual-primary listed company on the main board of Hong Kong Stock Exchange in Hong Kong and the NASDAQ Global Select Market in the United States.
In January 2023, the Company completed the offering of 15,344,000 ADSs at US$26.65 per ADS. The amount of net proceeds from such offering (after deducting all applicable costs and expenses including but not limited to selling commission)
w
a
s
approximately US$396.9 million (RMB2,689.4 million). Shortly thereafter, the Company completed
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e
 repurchase of an aggregate principal amount of US$384.8 million (RMB2.6 billion) of its outstanding 0.5% convertible senior notes due December 2026 with an aggregate purchase price of US$331.2 million (RMB2.2 billion), which was funded by the net proceeds from the ADS Offering.
As of December 31, 2024, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities
Bilibili HK Limited	Hong Kong, 2014	100	Investment holding
Hode HK Limited	Hong Kong, 2014	100	Investment holding
Chaodian HK Limited	Hong Kong, 2019	100	Investment holding
Bilibili Co., Ltd.	Japan, 2014	100	Business development
Hode Shanghai Limited (“Hode Shanghai”)	PRC, 2014	100	Technology development 1
Shanghai Bilibili Technology Co., Ltd.	PRC, 2016	100	Technology development 1
Chaodian (Shanghai) Technology Co., Ltd.	PRC, 2019	100	E-commerce and advertising 1

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Interest	Principal Activities
Shanghai Hode Information Technology Co., Ltd. (“Hode Information Technology”)	PRC, 2013	100*	Mobile game operation 2
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC, 2014	100*	Video distribution and game distribution 2
Sharejoy Network Technology Co., Ltd. (“Sharejoy Network”)	PRC, 2014	100*	Game distribution 2
Shanghai Hehehe Culture Communication Co., Ltd. (“Shanghai Hehehe”)	PRC, 2014	100*	Comics distribution 2
Shanghai Anime Tamashi Cultural Media Co., Ltd. (“Shanghai Anime Tamashi”)	PRC, 2015	100*	E-commerce platform 2

*	Hode Shanghai is the primary beneficiary of the major VIEs and VIEs’ subsidiaries.
1	These companies were established in the PRC in the form of wholly foreign-owned enterprises.
2	These companies were established in the PRC in the form of investment solely by legal corporations or controlled by natural person(s).

Contractual agreements with major VIEs
In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content services, the Group operates its restricted businesses in the PRC through the VIEs, whose equity interests are held by certain founders of the Group. The Company obtained control over these VIEs by entering into a series of contractual arrangements with the legal shareholders who are also referred to as nominee shareholders. These nominee shareholders are the legal owners of the VIEs. However, the rights of those nominee shareholders have been transferred to the Company through the contractual arrangements.
The contractual arrangements that are used to control the VIEs include powers of attorney, exclusive technology consulting and services agreements or exclusive business cooperation agreements, equity pledge agreements and exclusive option agreements. Management concluded that the Company, through the contractual arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore the Company is the ultimate primary beneficiary of these VIEs. As such, the Company consolidates the financial statements of these VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements in accordance with the presentation as stated in Note 2(a).
The following is a summary of the contractual agreements entered into by and among the Company’s relevant subsidiaries, the VIEs, and respective nominee shareholders of the VIEs.
Exclusive Technology Consulting and Services Agreements.
Under the exclusive technology consulting and services agreements between the Company’s relevant subsidiaries and the VIEs, the Company’s relevant subsidiaries have the exclusive right to provide the VIEs consulting and services related to, among other things, research and development, system operation, advertising, internal training and technical support. The Company’s relevant subsidiaries have the exclusive ownership of intellectual property rights created as a result of the performance of these agreements. These VIEs shall pay the Company’s relevant subsidiaries an annual service fee, which are subject to the adjustment by the Company’s relevant subsidiaries at its sole discretion. These agreements will remain effective for a 10 year’s term and then be automatically renewed, unless the Company’s relevant subsidiaries give the VIEs a termination notice 90 days before the term ends. On December 23, 2020, the above agreements were replaced by the exclusive business cooperation agreements, which contain terms substantially similar to the exclusive business cooperation agreements described above, the exclusive business cooperation agreements have an infinite period commencing from December 23, 2020, unless the Company’s relevant subsidiaries give the VIEs a termination notice 30 days before the term ends.
Contractual agreements with major VIEs (Continued)
Exclusive Option Agreements.
Pursuant to the exclusive purchase option agreement, among the Company’s relevant subsidiaries, the VIEs and its nominee shareholders, each of the nominee shareholders of the VIEs irrevocably granted the Company’s relevant subsidiaries an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in the VIEs, and the purchase price shall be the lowest price permitted by applicable PRC law. In addition, the VIEs irrevocably granted the Company’s relevant subsidiaries an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of the VIEs’ assets at the book value of such assets, or at the lowest price permitted by applicable PRC law, whichever is higher. The nominee shareholders of the VIEs undertake that, without the prior written consent of the Company’s relevant subsidiaries, they shall not increase or decrease the registered capital, dispose of its assets, incur any debts or guarantee liabilities, enter into any material purchase agreements, conduct any merger, acquisition or investments, amend its articles of association or provide any loans to third parties. The exclusive option agreements will remain effective until all equity interests in the VIEs held by their nominee shareholders and all assets of the VIEs are transferred or assigned to the Company’s relevant subsidiaries or its designated representatives.
Powers of Attorney
. Pursuant to the powers of attorney, each of the nominee shareholders of the VIEs, executed a power of attorney to irrevocably appoint the Company’s relevant subsidiaries or its designated person as nominee shareholder’s attorney-in-fact
to exercise all of the rights as a shareholder of the VIEs, including, but not limited to, the right to convene and attend shareholders’ meeting, vote on any resolution that requires a shareholder vote, such as the appointment or removal of directors and executive officers, other voting rights pursuant to the then-effective articles of association of the VIEs and transfer of VIE’s assets. The powers of attorney will remain in force for so long as the nominee shareholders remain shareholders of the VIEs. The powers of attorney were amended on December 23, 2020, which were extended the life to an indefinite term commencing from December 23, 2020 and will be terminated in the event that (i) the power of attorney is unilaterally terminated by the Company’s relevant subsidiaries; or (ii) it is legally permissible for the Company or any of the subsidiaries to hold equity interests directly or indirectly in VIEs or their designated person is registered to be the sole shareholder of VIEs.
Equity Pledge Agreements.
Pursuant to the equity pledge agreements, among the Company’s relevant subsidiaries, the VIEs and its nominee shareholders, the nominee shareholders of the VIEs pledged all of their equity interests in the VIEs to guarantee their and the VIEs’ performance of their obligations under the contractual arrangements. In the event of a breach by the VIEs or the VIEs’ shareholders of contractual obligations under these agreements, the Company’s relevant subsidiaries, as pledgee, will be entitled the right to dispose of the pledged equity interests in the VIEs. The nominee shareholders of the VIEs also undertake that, during the term of the equity pledge agreements, they shall not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the term of the equity pledge agreements, the Company’s relevant subsidiaries ha ve
the right to receive all of the dividends and profits distributed on the pledged equity interests. The pledge will remain binding until the VIEs and their nominee shareholders discharge all their obligations under the contractual arrangements.

Risks in relation to the VIE structure
A significant part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also shareholders of the Group and have indicated they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.
On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, effective on January 1, 2020. The Foreign Investment Law has a
catch-all
provision under the definition of “foreign investment” which includes investments made by foreign investors in China through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. In the event that the State Council in the future promulgates laws and regulations that deem investments made by foreign investors through contractual arrangements as “foreign investment,” the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited.

The Company’s ability to control the VIEs also depends on the powers of attorney the founders have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these powers of attorney are legally enforceable but may not be as effective as direct equity ownership.
In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and/or operating licenses;

•	impose fines on the Group;

•	confiscate any of the Group’s income that they deem to be obtained through illegal operations;

•	discontinue or place restrictions or onerous conditions on the Group’s operations;

•	restrict the Group’s right to collect revenues;

•	shut down the Group’s servers or block the Group’s app/websites;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign-owned enterprises are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements. Conflicts of interest may arise between the roles of them as shareholders, directors or officers of Group and as shareholders of the VIEs.

The following combined financial information of the Group’s VIEs and VIEs’ subsidiaries as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 included in the accompanying consolidated financial statements of the Group was as follows:

	December 31, 2023	December 31, 2024
	RMB in thousands
Cash and cash equivalents	1,893,282	2,108,946
Time deposits	4,259	21,560
Restricted cash	50,000	50,000
Accounts receivable, net	800,158	623,464
Amounts due from Group companies	484,413	532,700
Amount due from related parties	3,412	17,233
Prepayments and other current assets	477,430	382,386
Short-term investments	206,811	537,432
Long-term investments, net	1,633,932	1,714,647
Other non-current assets	5,216,774	4,647,176

Total assets	10,770,471	10,635,544

Accounts payable	3,320,121	3,650,374
Salary and welfare payables	310,062	426,568
Taxes payable	123,728	135,235
Short-term loan s	600,000	600,000
Deferred revenue	2,116,463	2,727,174
Accrued liabilities and other payables	619,556	895,670
Amounts due to the Group companies	12,631,675	10,362,724
Amounts due to related parties	14,845	4,463
Other long-term payable	302,203	400,630

Total liabilities	20,038,653	19,202,838

Total Bilibili Inc’s shareholders’ deficit	(9,279,384)	(8,575,962)
Noncontrolling interests	11,202	8,668

Total shareholders’ deficit	(9,268,182)	(8,567,294)

Total liabilities and shareholders’ deficit	10,770,471	10,635,544

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Third-party revenues	14,876,639	14,642,361	17,393,878
Inter-company revenues	1,198,107	990,698	916,759

Total revenues	16,074,746	15,633,059	18,310,637
Third-party costs and expenses	(18,436,865)	(15,591,936)	(16,539,124)
Inter-company consulting and services costs and expenses	(726,875)	(581,599)	(1,282,159)
Other inter-company costs and expenses	(418,667)	(282,725)	(154,393)

Total costs and expenses	(19,582,407)	(16,456,260)	(17,975,676)
(Loss)/profit from non-operations	(268,584)	(263,022)	243,418

(Loss)/profit before income tax expenses	(3,776,245)	(1,086,223)	578,379
Income tax (expense)/benefit	(89,660)	(31,321)	45,147

Net (loss)/profit	(3,865,905)	(1,117,544)	623,526
Net loss/(profit) attributable to noncontrolling interests	9,088	(9,587)	17,135

Net (loss)/profit attributable to Bilibili Inc.’s shareholders	(3,856,817)	(1,127,131)	640,661

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Consulting and services charges to Group companies	(610,600)	(760,716)	(640,317)
Other operating cashflow from/(to) Group companies	3,863,991	1,822,310	(129,306)
Operating cashflow (to)/from third-parties	(2,339,697)	828,787	4,815,447

Net cash provided by operating activities	913,694	1,890,381	4,045,824

Purchase of short-term investments	(7,335,115)	(1,126,000)	(8,204,894)
Maturities of short-term investments	7,970,552	1,126,500	7,873,769
Placements of time deposits	(1,270)	(5,701)	(28,500)
Maturities of time deposits	4,444	5,701	11,424
Other investing activities	(2,188,712)	(944,970)	(1,091,578)

Net cash used in investing activities	(1,550,101)	(944,470)	(1,439,779)

Investments and loans from/(to) Group companies	1,884,890	(695,870)	(1,700,509)
Other financing activities	—	92,265	(698,000)

Net cash provided by/(used in) financing activities	1,884,890	(603,605)	(2,398,509)

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting up to RMB501.8 million and RMB544.0 million, as of December 31, 2023 and 2024, respectively, as well as certain non-distributable
statutory reserves amounting to RMB31.4 million and RMB34.8 million, respectively, as of December 31, 2023 and 2024. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.
Liquidity
The Group incurred net losses of RMB7,507.7 million, RMB4,811.7 million and RMB1,363.7 million for the years ended December 31, 2022, 2023 and 2024, respectively. Net cash used in operating activities was RMB3,911.4 million for the years ended December 31, 2022, and net cash provided by operating activities was RMB266.6 million and RMB6,014.9 million for the year ended December 31, 2023 and 2024, respectively. Accumulated deficit was RMB26,310.8 million and RMB27,661.5 million as of December 31, 2023 and 2024, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments. Historically, the Group has relied principally on both operational sources of cash and non-operational
sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling costs and operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. In the past, the Group has been continuously receiving financing support from outside investors. In January 2023, the Company completed an offering of 15,344,000
American depositary shares (the “ADS Offering”) to fund the repurchase of its outstanding convertible senior notes of
US$331.2
million, and to replenish the cash reserve for other capital purpose with the remaining net proceeds of
US$
68.8
million. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses. Based on the above considerations, the Group believes the cash and cash equivalents and the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the consolidated financial statements. The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.